UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd.. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services 3435 Stelzer Rd.. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31/07

Date of reporting period:	04/30/07

Item 1. Reports to Stockholders.

April 30, 2007

Semi Annual Report

Institutional Diversified Stock Fund

VictoryConnect.com

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•  Detailed performance records

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Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Supplemental Information	15

Proxy Voting and Form N-Q Information	15

Expense Examples	15

Portfolio Holdings	16

Trustee and Officer Information	17

Advisory Contract Renewal	20

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund and Institutional Liquid Reserves Fund.

An investment in the Institutional Liquid Reserves Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Institutional
Funds

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

Fueled by a sharp increase in April, equity returns were solid in the first four months of 2007, with all of the major indices posting positive results. The strength in the U.S. equity market was driven by a combination of better-then-expected earnings growth, abundant liquidity, contained inflation and continued economic growth. Mid-cap stocks outperformed both large- and small-cap equities during the first four months of the year, with large- and mid-cap equities leading small caps over the trailing twelve months ending April 2007. Growth stocks outperformed value in the first part of the year, although value significantly surpassed growth at all market cap levels in 2006.

Fixed income returns through April year to date were modest and variable. The January rally in credit and securitized fixed income was followed by a global sell-off in risk assets at the end of February through mid-March.

Investment fundamentals remain encouraging. The rate of economic growth has moderated to what we believe are sustainable levels — helping to keep inflation in check — and the likelihood of a material slowdown or contraction in growth remains small. And while corporate earnings growth continues to slow, it remains near long-term averages.

At Victory, we continue to aggressively implement our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-866-689-6999 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President

The Victory Institutional Funds

The Victory Institutional Funds  Schedule of Portfolio Investments
Institutional Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.3%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$10,842	$10,842
Total Commercial Paper (Amortized Cost $10,842)		10,842
Common Stocks (96.5%)
Aerospace/Defense (1.9%)
United Technologies Corp.	72,500	4,867
Airlines (0.6%)
Continental Airlines, Inc., Class B (b)	44,475	1,626
Automotive (1.3%)
Ford Motor Co.	394,800	3,174
Banks (1.6%)
Bank of America Corp.	78,000	3,970
Beverages (4.3%)
Coca-Cola Co.	134,000	6,994
Diageo PLC, ADR	46,200	3,899
		10,893
Biotechnology (2.2%)
Gilead Sciences, Inc. (b)	68,900	5,631
Brokerage Services (3.4%)
Charles Schwab Corp.	442,546	8,461
Building Materials (1.0%)
USG Corp. (b)	54,969	2,537
Chemicals (2.6%)
E.I. du Pont de Nemours and Co.	34,600	1,701
PPG Industries, Inc.	66,100	4,864
		6,565
Coal (1.2%)
Peabody Energy Corp.	61,520	2,952
Computers & Peripherals (6.0%)
Cisco Systems, Inc. (b)	117,700	3,147
Dell, Inc. (b)	235,975	5,949
Seagate Technology	270,405	5,990
		15,086
Cosmetics & Toiletries (2.2%)
Procter & Gamble Co.	86,075	5,536
Electronics (4.5%)
General Electric Co.	310,342	11,439
Engineering (1.6%)
ABB Ltd., ADR	202,400	4,040
Environmental Control (1.5%)
Waste Management, Inc.	100,600	3,763

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Financial Services (7.5%)
Ambac Financial Group, Inc.	24,035	$2,206
Capital One Financial Corp.	1	0
Citigroup, Inc.	162,700	8,724
Legg Mason, Inc.	61,855	6,135
Western Union Co.	90,430	1,904
		18,969
Food Processing & Packaging (1.1%)
General Mills, Inc.	47,139	2,824
Health Care (1.6%)
Medtronic, Inc.	77,725	4,114
Heavy Machinery (3.9%)
Caterpillar, Inc.	112,605	8,178
Deere & Co.	15,679	1,715
		9,893
Home Builders (0.9%)
Toll Brothers, Inc. (b)	75,200	2,239
Insurance (2.6%)
American International Group, Inc.	94,125	6,580
Internet Business Services (0.8%)
Juniper Networks, Inc. (b)	86,900	1,943
Internet Service Provider (2.3%)
Yahoo, Inc. (b)	206,450	5,789
Investment Companies (1.1%)
Franklin Resources, Inc.	21,400	2,810
		2,810
Machine-Diversified (1.3%)
Rockwell Automation, Inc.	53,688	3,197
Manufacturing-Miscellaneous (1.2%)
Siemens AG, ADR	10,414	1,260
Textron, Inc.	16,782	1,706
		2,966
Media (1.2%)
Viacom, Inc., Class B (b)	75,100	3,098
Mining (0.7%)
Newmont Mining Corp.	43,200	1,801
Oil & Gas Exploration-Production & Services (4.4%)
Chesapeake Energy Corp.	75,100	2,534
Transocean, Inc. (b)	98,420	8,484
		11,018
Oilfield Services & Equipment (5.5%)
Halliburton Co.	210,370	6,683
Schlumberger Ltd.	97,300	7,184
		13,867

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Pharmaceuticals (5.3%)
Novartis AG, ADR	76,950	$4,470
Pfizer, Inc.	206,350	5,460
Wyeth	62,800	3,485
		13,415
Retail-Specialty Stores (4.6%)
Best Buy Co., Inc.	75,100	3,503
The Home Depot, Inc.	150,000	5,681
Tiffany & Co.	48,925	2,333
		11,517
Semiconductors (9.3%)
Broadcom Corp., Class A (b)	32,600	1,061
Intel Corp.	499,500	10,739
STMicroelectronics N.V., NY Shares	245,200	4,772
Texas Instruments, Inc.	198,300	6,816
		23,388
Software & Computer Services (1.0%)
First Data Corp.	81,430	2,638
Transportation Services (2.3%)
United Parcel Service, Inc., Class B	82,075	5,781
Utilities-Electric (1.3%)
Exelon Corp.	42,300	3,190
Utilities-Telecommunications (0.7%)
Sprint Nextel Corp.	86,720	1,737
Total Common Stocks (Cost $221,679)		243,314
Investment Companies (0.0%)
Bank of New York Cash Reserve Fund (c), 2.40%	$50	50
Total Investment Companies (Cost $50)		50
Total Investments (Cost $232,571) — 100.8%		254,206
Liabilities in excess of other assets — (0.8)%		(2,140)
NET ASSETS — 100.0%		$252,066

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Rate disclosed is the 1 day yield as of 4/30/07.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities
The Victory Institutional Funds  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $232,571)	$254,206
Interest and dividends receivable	119
Receivable for capital shares issued	227
Receivable for investments sold	2,030
Prepaid expenses	74
Total Assets	256,656
LIABILITIES:
Payable for investments purchased	4,186
Payable for capital shares redeemed	260
Accrued expenses and other payables:
Investment advisory fees	100
Administration fees	5
Custodian fees	8
Accounting fees	2
Transfer agent fees	6
Other accrued expenses	23
Total Liabilities	4,590
NET ASSETS:
Capital	221,070
Accumulated undistributed net investment income	17
Net unrealized appreciation on investment transactions	21,635
Accumulated undistributed net realized gains from investment transactions	9,344
Net Assets	$252,066
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	20,127
Net asset value, offering price & redemption price per share:	$12.52

See notes to financial statements.

  Statement of Operations
The Victory Institutional Funds  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

Institutional Diversified Stock Fund
Investment Income:
Interest income	$237
Dividend income	1,474
Total Income	1,711
Expenses:
Investment advisory fees	551
Administration fees	27
Accounting fees	13
Custodian fees	20
Transfer agent fees	18
Trustees' fees	10
Chief Compliance Officer fees	3
Legal and audit fees	25
Other expenses	37
Total Expenses	704
Net Investment Income	1,007
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	10,243
Net change in unrealized appreciation/depreciation on investment transactions	6,528
Net realized/unrealized gains from investment transactions	16,771
Change in net assets resulting from operations	$17,778

See notes to financial statements.

The Victory Institutional Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,007	$957
Net realized gains from investments	10,243	2,392
Net change in unrealized appreciation/ depreciation from investments	6,528	15,220
Change in net assets resulting from operations	17,778	18,569
Distributions to sharesholders:
From net investment income	(1,032)	(939)
From net realized gains	(3,030)	—
Change in net assets resulting from distributions to shareholders	(4,062)	(939)
Change in net assets from capital transactions	34,681	143,866
Change in net assets	48,397	161,496
Net Assets:
Beginning of period	203,669	42,173
End of period	$252,066	$203,669
Accumulated undistributed net investment income	$17	$42
Capital Transactions:
Proceeds from shares issued	$45,904	$163,897
Dividends reinvested	2,916	674
Cost of shares redeemed	(14,139)	(20,705)
Total change in net assets from capital transactions	$34,681	$143,866
Share Transactions:
Issued	3,769	14,942
Reinvested	244	61
Redeemed	(1,167)	(1,859)
Total change in shares	2,846	13,144

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.79	$10.19	$10.00
Investment Activities:
Net investment income	0.05	0.09	0.02
Net realized and unrealized gains on investments	0.91	1.60	0.19 (b)
Total from Investment Activities	0.96	1.69	0.21
Distributions
Net investment income	(0.05)	(0.09)	(0.02)
Net realized gains	(0.18)	—	—
Total Distributions	(0.23)	(0.09)	(0.02)
Net Asset Value, End of Period	$12.52	$11.79	$10.19
Total Return (c)	8.26%	16.62%	2.08%
Ratios/Supplemental Data:
Net Assets at End of Period (000)	$252,066	$203,669	$42,173
Ratio of expenses to average net assets (d)	0.64%	0.61%	0.61%
Ratio of net investment income to average net assets (d)	0.91%	0.87%	0.86%
Ratio of expenses to average net assets (d)(e)	0.64%	0.69%	1.13%
Ratio of net investment income to average net assets (d)(e)	0.91%	0.79%	0.34%
Portfolio turnover	52%	92%	28%

(a)  The Fund commenced operations on June 27, 2005.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
The Victory Institutional Funds  April 30, 2007

  (Unaudited)

1.  Organization:

The Victory Institutional Funds (the "Trust") were organized on August 1, 2003 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one fund. The accompanying financial statements and financial highlights are those of the Institutional Diversified Stock Fund (the "Fund").

The Fund is authorized to issue one class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expect that risk of loss to be remote.

On February 28, 2007, the Institutional Liquid Reserves Fund liquidated. On that termination date the Fund redeemed all of its shares at the net asset value as of 4:00 p.m. Eastern Time.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2007

  (Unaudited)

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. If there have been no sales for that day on any exchange, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2007

  (Unaudited)

amounts payable to brokers for investments purchased on the accompanying statement of assets and liabilities. As of April 30, 2007, there were no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2007 were as follows (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$138,269	$111,811	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Victory Capital Management, Inc. ("VCM" or the "Adviser") provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., serves as the Administrator of the Fund. Certain officers of the Trust are affiliated with BISYS Ohio or the Adviser. Such officers, except the Trust's Chief Compliance Officer ("CCO"), receive no direct payments or fees from the Fund serving as officers of the Trust. The Trust pays the compensation and reimburses the out-of-pocket expenses of the CCO, as approved by the Board.

Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS Ohio is also entitled to service fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2007

  (Unaudited)

Bank of New York serves the Trust as Custodian.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS Ohio.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this plan.

5.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Diversified Stock Fund	$939

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amount in thousands):

Distributions Paid From Ordinary Income
Institutional Diversified Stock Fund	$71

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Institutional Diversified Stock Fund	$2,835	$238	$—	$—	$14,207	$17,280

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Instititutional Diversified Stock Fund	$233,536	$21,742	$(1,072)	$20,670

  Supplemental Information
The Victory Institutional Funds  April 30, 2007

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Institutional Diversified Stock	$1,000.00	$1,082.60	$3.30	0.64%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Institutional Diversified Stock	$1,000.00	$1,021.62	$3.21	0.64%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings
(As a Percentage of Total Investments)

Institutional Diverisified Stock Fund

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Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Variable Insurance Funds and 20 portfolios in the The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Institutional Funds, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	February 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2003	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	February 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 49	Trustee	February 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	August 2003	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	August 2003	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 72	Trustee	August 2003	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2003	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutal Advisor Funds II (18 portfolios).

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 34	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002 – July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004 – July 2005). CFO, Advisor Services, Gartmore Global (August 2003 – August 2004). Corporate Controller Gartmore Global (June 2000 – August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 53	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004).

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of the Institutional Diversified Stock Fund, at its regular meeting which was called for the purpose of considering the continuation of the Agreement, on November 29-30, 2006, following review of the Agreement and related matters at a meeting on October 25-26, 2006. In determining whether it was appropriate to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued, and the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services expected to be provided;

• The fee payable for the services and whether fee arrangement provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund;

• The Adviser's commitments to operating the Fund at a competitive expense level;

• Profitability of the Adviser (as reflected by comparing the fee earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The current management fee was reviewed in the context of the Adviser's profitability from providing services to the Fund. In addition, the Board reviewed an analysis prepared by an independent third party, comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted the existence of breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance and expense information against its peers selected from the appropriate category compiled by Morningstar and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark index is gross returns. The Board gave careful consideration to the factors and methodology used in the selection of the Fund's peer group.

The Board reviewed the following specific factors with respect the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Institutional Diversified Stock Fund:

With respect to the Institutional Diversified Stock Fund, the Board compared the Fund's 0.500% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was significantly lower than the average management fee of 0.622% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.620% to the average total expense ratio for the category and considered the fact that Fund's ratio was substantially lower than the

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category average of 0.8917%. The Board then compared the Fund's Class A performance for the one-year period ended July 31, 2006 to that of the peer group for the same period and considered the fact that Fund's performance was in the 75.0 percentile when compared with the performance of the peer group for the period. The Board noted that the Fund had underperformed its benchmark index for the period. The Board noted the Adviser's success and excellent performance in managing the diversified strategy over the past three, five and ten-year periods for another mutual fund sold in the retail market.

Having concluded, among other things, that: (1) the Diversified Stock Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was well below the category average; and (3) the Adviser had excellent performance during the past three, five and ten years in managing the diversified strategy in a retail mutual fund; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the current portfolios manager's success in managing the diversified strategy over the past 17 years with positive net performance in every year except one;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Continued

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

VIF-IDS-SEMI (4/07)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Not applicable.

[For annual or semi-annual reports where the complete schedule of investments is included in Item 1.]

INSERT THE FULL SCHEDULE OF INVESTMENTS FOR EACH RELEVANT FUND

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

  [This is a semi-annual requirement, as applicable.]

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	June 29, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 29, 2007